Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel.: 202.373.6000

Fax: 202.373.6001

www.bingham.com

May 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Nuveen Credit Strategies Income Fund (File Nos. 333-             and 811-21333)

Dear Sir or Madam:

On behalf of our client, Nuveen Credit Strategies Income Fund (the “Fund”), we are filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This is an initial filing under the 1933 Act and Amendment No. 6 under the 1940 Act and is being made for the purpose of registering 13.6 million Common Shares of the Fund.

If you have any questions regarding this filing, please contact me at (202) 373-6149.

Very truly yours,

/s/ Kathleen M. Long
Kathleen M. Long